Segment and Related Information (Tables)	6 Months Ended
Jun. 30, 2016
Segment Reporting [Abstract]
Summary of Financial Information Concerning Reportable Segments

Summarized financial information concerning its reportable segments for the six months ended June 30, 2016 and 2015 are shown in the table below:

	Service Revenues	Operating Income (Loss)	Depreciation and Amortization
Six Months Ended June 30, 2016
South	$247.3	$41.9	$37.3
East	184.5	12.8	36.6
Midwest	260.2	32.0	47.5
Corporate	—	(37.6)	4.0

	$692.0	$49.1	$125.4

Six Months Ended June 30, 2015
South	$246.1	$28.3	$36.5
East	177.5	8.5	36.7
Midwest	261.9	28.0	50.0
Corporate	—	(27.1)	4.2

	$685.5	$37.7	$127.4